EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0%
	AGENCY CMBS — 2.0%
847,054	Freddie Mac Multifamily Structured Pass Through Series K092 X3(a),(b)		2.3260	05/25/47	$ 83,575
2,848,068	FREMF Mortgage Trust Series 2017-KF37 B(c),(d)	SOFR30A + 2.864%	8.1960	06/25/27	2,735,850
2,678,719	FREMF Mortgage Trust Series 2019-KF63(c),(d)	SOFR30A + 2.464%	7.7960	05/25/29	2,373,967
55,421	Government National Mortgage Association Series 2012-27 IO(a),(b)		0.2270	04/16/53	122
96,142	Government National Mortgage Association Series 3 IO(a),(b)		0.6400	02/16/61	4,407
255,203	Government National Mortgage Association Series 2012-H27 AI(a),(b)		1.7410	10/20/62	5,996
692,796	Government National Mortgage Association Series 210 IO(a),(b)		0.6970	07/16/64	42,161
40,000	Government National Mortgage Association Series 196 BE(b)		3.0000	10/16/64	29,353
40,000	Government National Mortgage Association Series 220 E(b)		3.0000	10/16/64	27,567
693,894	Government National Mortgage Association Series 216 IO(a),(b)		0.7500	07/16/65	40,899
1,175,555	Government National Mortgage Association Series 2016-H24 AI(a),(b)		0.7260	11/20/66	45,722
918,418	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(c),(d)	SOFR30A + 3.364%	8.6860	10/25/49	906,592
					6,296,211
	AUTO LOAN — 0.7%
402,181	ACM Auto Trust Series 2023-2A A(c)		7.9700	06/20/30	404,524
334,000	Flagship Credit Auto Trust Series 2020-3 E(c)		4.9800	12/15/27	315,841
100,000	SFS Auto Receivables Securitization Trust Series 2023-1A C(c)		5.9700	02/20/31	101,465
3,500,000	US Auto Funding Series 2021-1A D(c)		4.3600	03/15/27	1,309,873
23,916	US Auto Funding Trust Series 2022-1A A(c)		3.9800	04/15/25	23,339
					2,155,042
	CDO — 2.2%
17,082	Aspen Funding I Ltd. Series 2002-1x		9.0600	07/10/37	17,256
4,388,976	Galleria CDO V Ltd. Series 5A B(c),(d)	TSFR3M + 2.400%	8.0260	09/19/37	4,247,176
3,417,418	Mid Ocean CBO Ltd. Series 2001-1X A1L(d)	TSFR3M + 0.500%	2.3910	11/05/36	292,692
3,000,000	Tropic CDO IV Ltd. Series 2004-4A A3L(c),(d)	TSFR3M + 1.000%	6.5780	04/15/35	2,352,000
					6,909,124
	CLO — 1.8%
500,000	Ellington Clo III Ltd. Series 2018-3A D(c),(d)	TSFR3M + 4.002%	9.3190	07/20/30	523,418
200,000	GC FTPYME Pastor FTA Series 4	EUR003M + 2.400%	6.3010	07/15/45	76,270
29,481	Halcyon Loan Advisors Funding Ltd. Series 2014-2A C(c),(d)	TSFR3M + 3.762%	9.0810	04/28/25	29,495
957,044	Halcyon Loan Advisors Funding Ltd. Series 2013-2A D(c),(d)	TSFR3M + 4.062%	9.3680	08/01/25	729,223

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	CLO — 1.8% (Continued)
250,000	Nassau Ltd. Series 2018-IA E(c),(d)	TSFR3M + 6.112%	11.4260	07/15/31	$ 169,381
500,000	Peaks CLO 2 Ltd. Series 2017-2A CR(c),(d)	TSFR3M + 3.862%	9.1790	07/20/31	490,296
2,750,000	Peaks CLO 2 Ltd. Series 2017-2A DR(c),(d)	TSFR3M + 5.262%	10.5790	07/20/31	2,621,331
500,000	Steele Creek Clo Ltd. Series 2018-2A D(c),(d)	TSFR3M + 3.662%	8.9810	08/18/31	483,377
500,000	Zais Clo Ltd. Series 2019-13A D1(c),(d)	TSFR3M + 4.782%	10.0960	07/15/32	467,514
					5,590,305
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3%
78,492	ABN Amro Mortgage Corporation Series 2003-11 A4		5.5000	10/25/33	74,739
249,618	Adjustable Rate Mortgage Trust Series 2005-3 7A1(b)		5.4800	07/25/35	220,128
475,639	Adjustable Rate Mortgage Trust Series 2005-6A 2A2(d)	TSFR1M + 0.954%	6.2750	11/25/35	153,468
31,846	Alternative Loan Trust Series 1998-4 IIA3(f)		5.7860	08/25/28	30,642
87,334	Alternative Loan Trust Series 2005-J1 3A1		6.5000	08/25/32	84,537
24,398	Alternative Loan Trust Series 2004-J11 3A1		7.2500	08/25/32	24,530
106,958	Alternative Loan Trust Series 2003-J2 A1		6.0000	10/25/33	104,406
100,250	Alternative Loan Trust Series 2003-J3 1A3		5.2500	11/25/33	87,500
16,772	Alternative Loan Trust Series 2003-22CB 1A1		5.7500	12/25/33	16,410
33,670	Alternative Loan Trust Series 2003-J3 2A1		6.2500	12/25/33	33,396
8,810	Alternative Loan Trust Series 2004-16CB 1A1		5.5000	07/25/34	8,521
132,183	Alternative Loan Trust Series 2004-J8 2A1		7.0000	08/25/34	116,513
53,131	Alternative Loan Trust Series 2004-J10 2CB1		6.0000	09/25/34	51,959
42,615	Alternative Loan Trust Series 2004-15 1A2(b)		6.2410	09/25/34	40,546
557,912	Alternative Loan Trust Series 2004-J10 5CB1		5.5000	11/25/34	531,870
416,524	Alternative Loan Trust Series 2004-28CB 2A4		5.7500	01/25/35	375,780
78,626	Alternative Loan Trust Series 2004-28CB 3A1		6.0000	01/25/35	68,560
38,156	Alternative Loan Trust Series 2004-28CB 6A1		6.0000	01/25/35	34,671
1,584,315	Alternative Loan Trust Series 2004-35T2 A2		6.0000	02/25/35	1,175,770
30,753	Alternative Loan Trust Series 2005-3CB 1A9		5.0000	03/25/35	24,679
130,235	Alternative Loan Trust Series 2005-6CB 1A6		5.5000	04/25/35	108,532
75,857	Alternative Loan Trust Series 2005-14 2A1(d)	TSFR1M + 0.534%	5.8550	05/25/35	63,935
135,789	Alternative Loan Trust Series 2005-J8 1A5		5.5000	07/25/35	94,980
177,391	Alternative Loan Trust Series 2005-27 2A1(d)	12MTA + 1.350%	6.4310	08/25/35	141,024
39,496	Alternative Loan Trust Series 2005-J11 2A1		6.0000	10/25/35	19,675
32,149	Alternative Loan Trust Series 2005-54CB 1A11		5.5000	11/25/35	24,526
52,527	Alternative Loan Trust Series 2005-J11 1A3		5.5000	11/25/35	29,663

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
95,877	Alternative Loan Trust Series 2005-61 2A1(d)	TSFR1M + 0.674%	5.9950	12/25/35	$ 83,688
118,741	Alternative Loan Trust Series 2005-72 A3(d)	TSFR1M + 0.714%	4.4550	01/25/36	109,770
105,858	Alternative Loan Trust Series 2006-40T1 2A1		6.0000	12/25/36	31,872
40,192	Alternative Loan Trust Resecuritization Series 2005-12R A3		6.0000	11/25/34	37,860
990,123	Alternative Loan Trust Resecuritization Series 2005-12R A4		6.0000	11/25/34	932,681
369,552	Alternative Loan Trust Resecuritization Series 2008-2R 2A1(b)		9.6430	08/25/37	155,945
93,577	American Home Mortgage Investment Trust Series 2004-1 2M1(d)	TSFR6M + 2.428%	7.5740	04/25/44	84,034
72,965	APS Resecuritization Trust Series 2016-3 3A(c),(d)	TSFR1M + 2.964%	8.2850	09/27/46	72,968
183,167	Banc of America Alternative Loan Trust Series 2003-8 1CB1		5.5000	10/25/33	176,269
101,060	Banc of America Alternative Loan Trust Series 2004-6 3A1		6.0000	07/25/34	96,282
58,095	Banc of America Alternative Loan Trust Series 2007-1 1A1(b)		3.9850	02/25/57	48,118
42,068	Banc of America Funding Trust Series 2005-E 8A1(d)	12MTA + 1.430%	6.5110	06/20/35	30,367
24,986	Banc of America Funding Trust Series 2015-R4 5A1(c),(d)	TSFR1M + 0.264%	5.6000	10/25/36	24,864
87,630	Banc of America Funding Trust Series 2007-2 1A8(a)		6.0000	03/25/37	16,792
701,016	Banc of America Funding Trust Series 2006-I 4A1(b)		4.4530	10/20/46	573,620
16,520	Banc of America Mortgage Trust Series 2002-L 1A1(b)		3.2070	12/25/32	12,320
50,054	Banc of America Mortgage Trust Series 2005-E 2A1(b)		4.5760	06/25/35	42,863
43,309	Banc of America Mortgage Trust Series 2005-F 3A1(b)		5.2410	07/25/35	34,812
68,456	Banc of America Mortgage Trust Series 2005-G 2A1(b)		5.1180	08/25/35	57,986
25,134	Banc of America Mortgage Trust Series 2005-H 2A1(b)		5.1370	09/25/35	20,605
126,563	Banc of America Mortgage Trust Series 2005-L 2A4(b)		5.4270	01/25/36	101,119
807,839	BCAP, LLC Series 2014-RR2 7A2(c),(d)	TSFR1M + 0.314%	4.7470	01/26/38	782,894
1,528,275	BCAP, LLC Trust Series 2011-RR5 12A1(c),(f)		4.5310	03/26/37	1,481,219
752,330	BCAP, LLC Trust Series 2011-RR10 1A2(b),(c)		5.0000	03/26/37	585,658
3,575	Bear Stearns ALT-A Trust Series 2004-11 2A1(b)		3.2050	11/25/34	3,280
31,225	Bear Stearns ARM Trust Series 2003-5 1A1(b)		6.2270	08/25/33	29,088
4,116	Bear Stearns ARM Trust Series 2003-7 6A(b)		5.6660	10/25/33	3,853
42,420	Bear Stearns ARM Trust Series 2003-8 2A1(b)		5.7180	01/25/34	38,780
103,799	Bear Stearns ARM Trust Series 2004-1 124M(b)		4.3690	04/25/34	88,272
11,262	Bear Stearns ARM Trust Series 2004-1 21A1(b)		5.2860	04/25/34	10,109
110,547	Bear Stearns ARM Trust Series 2004-5(b)		3.6680	07/25/34	88,128
94,316	Bear Stearns ARM Trust Series 2004-6 3A(b)		5.8840	09/25/34	66,632
869,074	Bear Stearns ARM Trust Series 2004-8 13A1(b)		4.0490	11/25/34	776,638
46,759	Bear Stearns ARM Trust Series 2004-8 2A1(b)		4.6910	11/25/34	42,126

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
41,405	Bear Stearns ARM Trust Series 2004-10 12A5(b)		4.8920	01/25/35	$ 38,858
909,169	Bear Stearns ARM Trust Series 2007-3 2A1(b)		3.7290	05/25/47	743,205
582,640	Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 21A6		6.0000	03/25/36	234,538
588,796	Bear Stearns Asset Backed Securities Trust Series 2003-AC7 A1(f)		5.5000	01/25/34	501,146
145,026	Bear Stearns Structured Products Inc Trust Series 2007-R6 1A1(b)		4.8570	01/26/36	116,221
34,683	Bella Vista Mortgage Trust Series 2004-1 1A(d)	TSFR1M + 0.814%	6.1340	11/20/34	32,881
65,119	BlackRock Capital Finance, L.P. Series 1997-R2 1B1(b),(c)		3.5020	12/25/35	50,142
237,430	Brean Asset Backed Securities Trust Series 2021-RM2 A(b),(c)		1.7500	10/25/61	200,003
170,272	Brean Asset Backed Securities Trust Series 2022-RM5 A(b),(c)		4.5000	09/25/62	148,124
2,133,511	Brean Asset Backed Securities Trust Series 2023-RM6 A2(c),(f)		5.2500	01/25/63	1,912,631
3,254,650	Brean Asset Backed Securities Trust Series 2021-RM1 M1(c)		1.6000	10/25/63	1,966,531
615,057	Cascade Funding Mortgage Trust Series 2018-RM2 D(b),(c)		4.0000	10/25/68	531,736
2,883,456	Cascade Funding Mortgage Trust Series 2019-RM3 D(b),(c)		4.0000	06/25/69	2,407,115
71,069	CDMC Mortgage Pass-Through Certificates Series 2004-4 A8(b)		5.4310	09/25/34	67,001
82,054	CDMC Mortgage Pass-Through Certificates Series 2005-1 A4(b)		5.1050	02/18/35	76,776
1,003,415	Cendant Mortgage Capital, LLC CDMC Mort Pas Thr Ce Series 2004-1 A7		5.5000	02/25/34	959,402
230,000	CFMT, LLC Series 2022-HB9 M3(b),(c)		3.2500	09/25/37	185,457
91,873	Chase Home Lending Mortgage Trust Series 2019-1 B4(b),(c)		3.8860	03/25/50	75,175
150,779	Chase Mortgage Finance Trust Series 2004-S2 2A4		5.5000	02/25/34	143,079
291,262	Chase Mortgage Finance Trust Series 2006-A1 2A3(b)		5.1200	09/25/36	238,534
483,864	Chase Mortgage Finance Trust Series 2007-S3 AP(g)		0.0000	05/25/37	7,578
267,879	Chase Mortgage Finance Trust Series 2007-S3 1A17(a)		4.0000	05/25/37	64,733
177,548	Chevy Chase Funding, LLC Mortgage-Backed Series 2005-4A A2(c),(d)	TSFR1M + 0.364%	5.6850	10/25/36	125,264
98,784	CHL Mortgage Pass-Through Trust Series 2002-19 1A1		6.2500	11/25/32	81,683
92,721	CHL Mortgage Pass-Through Trust Series 2002-39 A37		5.7500	02/25/33	85,385
110,869	CHL Mortgage Pass-Through Trust Series 2003-60 2A1(b)		6.1160	02/25/34	92,639
26,672	CHL Mortgage Pass-Through Trust Series 2004-3 A4		5.7500	04/25/34	25,359
49,024	CHL Mortgage Pass-Through Trust Series 2004-6 2A1(b)		4.7320	05/25/34	44,606
59,953	CHL Mortgage Pass-Through Trust Series 2004-5 2A9		5.2500	05/25/34	58,437
67,203	CHL Mortgage Pass-Through Trust Series 2004-5 2A2		5.5000	05/25/34	65,992
36,751	CHL Mortgage Pass-Through Trust Series 2004-HYB2 2A(b)		4.7410	07/20/34	34,413
109,959	CHL Mortgage Pass-Through Trust Series 2004-J5 A4		5.5000	07/25/34	103,036
38,825	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(b)		5.3630	08/25/34	34,466
57,074	CHL Mortgage Pass-Through Trust Series 2004-J9 2A6		5.5000	01/25/35	52,524

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
52,581	CHL Mortgage Pass-Through Trust Series 2004-HYB5 6A2(b)		5.0070	04/20/35	$ 46,650
2,971,184	CHL Mortgage Pass-Through Trust Series 2005-14 A1		6.0000	07/25/35	1,226,124
532,796	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	318,302
100,021	CHL Mortgage Pass-Through Trust Series 2006-J1 3A1		6.0000	02/25/36	40,311
80,266	CHL Mortgage Pass-Through Trust Series 2007-HY1 2A1(b)		3.7750	03/25/37	70,076
292,608	CHL Mortgage Pass-Through Trust Series 2007-15 2A2		6.5000	09/25/37	105,673
250,000	CHNGE Mortgage Trust Series 2023-1 M1(b),(c)		8.3220	03/25/58	249,777
225,000	CHNGE Mortgage Trust Series 2022-2 B2(b),(c)		4.6190	03/25/67	136,847
121,508	Citicorp Mortgage Securities REMIC Pass-Through Series 2005-4 1A5		5.5000	07/25/35	113,398
36,486	Citicorp Mortgage Securities Trust Series Series 2006-6 A4		6.0000	11/25/36	35,133
73,299	Citicorp Mortgage Securities Trust Series Series 2007-2 APO(g)		0.0000	02/25/37	37,925
179,525	Citicorp Mortgage Securities Trust Series Series 2007-4 1A5		6.0000	05/25/37	153,718
101,219	Citigroup Global Markets Mortgage Securities VII, Series 1997-HUD2 B2(b)		6.9650	07/25/24	164
3,735	Citigroup Global Markets Mortgage Securities VII, Series 2002-HYB1 B2(b)		6.2320	09/25/32	3,306
156,873	Citigroup Mortgage Loan Trust Series 2009-10 6A2(b),(c)		5.8840	09/25/34	136,924
174,516	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(c)		5.4830	05/25/35	158,302
50,866	Citigroup Mortgage Loan Trust Series 2014-10 4A1(c),(d)		5.6190	02/25/37	50,271
396	Citigroup Mortgage Loan Trust Series 2010-9 5A3(c),(f)		5.7020	03/25/37	391
40,695	Citigroup Mortgage Loan Trust Series 2015-RP2 A(c)		4.2500	01/25/53	37,665
300,000	Citigroup Mortgage Loan Trust Series 2020-EXP1 B1(b),(c)		4.4670	05/25/60	242,822
254,931	CITIGROUP MORTGAGE LOAN TRUST Series 2021-J1 A4A(b),(c)		2.5000	04/25/51	202,776
11,213	Citigroup Mortgage Loan Trust, Inc. Series 2003-1 3A4		5.2500	09/25/33	10,022
91,585	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A4(b)		5.7020	08/25/34	80,475
23,856	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A6(b)		5.9110	08/25/34	20,577
42,380	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 1CB2		6.7500	08/25/34	41,674
41,920	Citigroup Mortgage Loan Trust, Inc. Series 2005-2 2A11		5.5000	05/25/35	40,528
37,990	COLT Funding, LLC Series 2021-3R A2(b),(c)		1.2570	12/25/64	31,473
422,000	COLT Mortgage Loan Trust Series 2020-2 M1(b),(c)		5.2500	03/25/65	407,984
129,218	Credit Suisse First Boston Mortgage Securities Series 2001-26 5A1(b)		4.0200	11/25/31	128,804
238,030	Credit Suisse First Boston Mortgage Securities Series 2002-NP14 M1(c),(d)	TSFR1M + 2.302%	4.6990	11/25/31	141,363
139,173	Credit Suisse First Boston Mortgage Securities Series 2001-33 3B1(b)		7.2030	01/25/32	123,747
68,433	Credit Suisse First Boston Mortgage Securities Series 2003-11 1A31		5.5000	06/25/33	65,628
519,046	Credit Suisse First Boston Mortgage Securities Series 2003-19 1A19		5.2500	07/25/33	501,529

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
21,422	Credit Suisse First Boston Mortgage Securities Series 2003-21 1A4		5.2500	09/25/33	$ 19,696
71,616	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A8(d)	8*(USISOA30-USISOA02)	5.5000	10/25/33	66,346
214,847	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A11		5.5000	10/25/33	199,393
158,009	Credit Suisse First Boston Mortgage Securities Series 2004-6 1A3		5.5000	10/25/34	144,559
104,308	Credit Suisse First Boston Mortgage Securities Series 2005-8 9A9(d)	TSFR1M + 0.764%	6.0850	09/25/35	69,363
5,680	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 2A1		5.2500	01/01/25	—
413,919	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-9 1A2		7.5000	03/25/32	374,626
85,063	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24 3A1(b)		5.2630	10/25/33	78,320
65,233	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 4A4		5.7500	11/25/33	60,932
398,227	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4 1A5		6.0000	08/25/34	362,258
25,985	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3 7A5		5.7500	07/25/35	25,191
33,335	CSMC Series Series 2010-18R 4A4(b),(c)		3.5000	04/26/38	31,573
308,713	CSMC Trust Series 2007-5R A5		6.5000	07/26/36	76,723
279,423	CSMC Trust Series 2021-RPL2 M3(b),(c)		3.6220	01/25/60	194,331
503,799	Deutsche Alt-B Securities Mortgage Loan Trust Series AB1 PO(g)		0.0000	04/25/37	234,220
31,279	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 1A1		5.5000	09/25/33	30,304
2,893,180	Deutsche Mortgage Securities Inc Mortgage Loan Series PR1 5AF4(c),(d)	TSFR1M + 0.454%	5.7720	04/15/36	2,322,707
37,619	DSLA Mortgage Loan Trust Series 2004-AR4 2A1A(d)	TSFR1M + 0.834%	6.1540	01/19/45	28,431
400,000	Ellington Financial Mortgage Trust Series 2022-1 B2(b),(c)		3.8760	01/25/67	263,289
191,130	Fannie Mae Trust Series 2005-W3 3A(b)		4.1370	04/25/45	182,126
473,000	Finance of America HECM Buyout Series 2022-HB1 M3(b),(c)		5.0840	02/25/32	431,393
41,117	Financial Asset Securities Corp AAA Trust Series 2005-2 A3(c),(d)	TSFR1M + 0.414%	5.7390	11/26/35	34,336
140,863	First Horizon Alternative Mortgage Securities Series 2004-AA1 A1(b)		6.9750	06/25/34	130,825
8,922	First Horizon Alternative Mortgage Securities Series 2004-AA3 A1(b)		5.8160	09/25/34	8,512
57,844	First Horizon Alternative Mortgage Securities Series AA7 2A2(b)		6.8680	02/25/35	49,573
72,258	First Horizon Alternative Mortgage Securities Series 2007-FA4 1A8		6.2500	08/25/37	29,510
516,810	First Horizon Mortgage Pass-Through Trust Series 2005-AR3 2A1(b)		5.4630	08/25/35	357,830
29,935	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 3A1(b)		0.0000	10/25/35	16,595
501	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 1A1(b)		0.0000	11/25/35	446
99,199	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 1A1(b)		4.0190	11/25/36	53,156
237,324	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 1A1(b)		4.8210	11/25/37	102,057
1,109,000	Flagstar Mortgage Trust Series 2017-1 B5(b),(c)		3.6140	03/25/47	738,017
351,539	Flagstar Mortgage Trust Series 2018-3INV B4(b),(c)		4.4600	05/25/48	286,782

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
272,578	Flagstar Mortgage Trust Series 2019-2 B3(b),(c)		4.0070	12/25/49	$ 214,089
95,480	Flagstar Mortgage Trust Series 2021-13IN B5(b),(c)		3.3600	12/30/51	61,655
1,000,000	Freddie Mac STACR REMIC Trust Series 2022-HQA1 M2(c),(d)	SOFR30A + 5.250%	10.5720	03/25/42	1,075,686
1,000,000	Freddie Mac STACR Trust Series 2019-DNA3 B2(c),(d)	SOFR30A + 8.264%	13.5860	07/25/49	1,154,770
87,890	Freddie Mac Structured Pass-Through Certificates Series T-61 1A1(d)	12MTA + 1.400%	6.4810	07/25/44	81,575
137,137	Freddie Mac Structured Pass-Through Certificates Series T-62 1A1(d)	12MTA + 1.200%	6.2810	10/25/44	124,397
934,898	Global Mortgage Securitization Ltd. Series 2004-A A3(c),(d)		7.5750	11/25/32	921,016
83,164	GMACM Mortgage Loan Trust Series 2004-J2 A8		5.7500	06/25/34	80,279
45,327	GMACM Mortgage Loan Trust Series 2005-AR3 5A2(b)		3.5160	06/19/35	33,320
1,876,740	GMACM Mortgage Loan Trust Series 2005-AR5 4A1(b)		4.1470	09/19/35	1,569,665
114,037	GMACM Mortgage Loan Trust Series 2006-AR1 1A1(b)		3.6030	04/19/36	84,506
102,318	GS Mortgage Securities Corporation II Series 2000-1A A(c),(d)	TSFR1M + 0.464%	5.7840	06/20/24	96,459
401,423	GS Mortgage-Backed Securities Corp Trust Series 2019-PJ1 B3(b),(c)		4.0440	08/25/49	310,637
1,160,933	GSMPS Mortgage Loan Trust Series 2000-1 A(b),(c)		8.5000	06/19/29	1,059,139
1,016,319	GSMPS Mortgage Loan Trust Series 2004-4 1AF(c),(d)	TSFR1M + 0.514%	5.8350	06/25/34	894,078
1,764,798	GSMPS Mortgage Loan Trust Series 2004-4 1A2(c)		7.5000	06/25/34	1,699,161
288,648	GSMPS Mortgage Loan Trust Series 2004-4 1A3(c)		8.0000	06/25/34	276,974
30,668	GSMPS Mortgage Loan Trust Series 2005-RP2 1AF(c),(d)	TSFR1M + 0.464%	5.7850	03/25/35	27,848
161,640	GSMPS Mortgage Loan Trust Series 2005-RP3 1AF(c),(d)	TSFR1M + 0.464%	5.7850	09/25/35	130,587
112,413	GSMPS Mortgage Loan Trust Series 2006-RP1 1A2(c)		7.5000	01/25/36	97,155
784,959	GSMSC Pass-Through Trust Series 2008-2R 2A1(b),(c)		7.5000	10/25/36	108,573
97,340	GSR Mortgage Loan Trust Series 2004-7 1A1(b)		4.2380	06/25/34	83,781
557,965	GSR Mortgage Loan Trust Series 2004-12 1B1(d)	TSFR1M + 0.714%	6.0350	12/25/34	239,428
42,000	GSR Mortgage Loan Trust Series 2005-4F 6A1		6.5000	02/25/35	39,249
14,187	GSR Mortgage Loan Trust Series 2005-AR3 2A1(d)	TSFR1M + 0.554%	5.8750	05/25/35	10,433
28,992	GSR Mortgage Loan Trust Series 2005-AR3 1A1(d)	TSFR1M + 0.554%	5.8750	05/25/35	24,306
527,985	GSR Mortgage Loan Trust Series 2005-AR4 2A1(b)		5.0950	07/25/35	278,976
4,957	GSR Mortgage Loan Trust Series 2005-6F 1A7		5.2500	07/25/35	4,641
27,593	GSR Mortgage Loan Trust Series 2005-8F 3A4		6.0000	11/25/35	10,702
112,163	GSR Mortgage Loan Trust Series 2006-1F 2A16		6.0000	02/25/36	54,106
71,216	GSR Mortgage Loan Trust Series 2007-AR2 2A1(b)		5.0560	05/25/37	40,400
217,535	HarborView Mortgage Loan Trust Series 2003-1 A(b)		5.6220	05/19/33	180,820
1,420,664	HarborView Mortgage Loan Trust Series 2004-7 4A(b)		5.2030	11/19/34	1,281,801
41,933	HarborView Mortgage Loan Trust Series 2005-14 2A1A(b)		6.3190	12/19/35	26,707

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
85,000	HomeBanc Mortgage Trust Series 2005-3 M3(d)	TSFR1M + 0.879%	6.2000	07/25/35	$ 84,077
188,403	HSI Asset Loan Obligation Trust Series 2007-AR1 4A1(b)		4.4880	01/25/37	144,495
201,637	HSI Asset Loan Obligation Trust Series 2007-1 2A12		6.5000	06/25/37	78,561
159,697	HSI Asset Loan Obligation Trust Series 2007-AR2 4A1(b)		4.5250	09/25/37	116,714
167,312	Hundred Acre Wood Trust Series 2021-INV1 B2(b),(c)		3.2230	07/25/51	132,439
265,295	Hundred Acre Wood Trust Series 2021-INV1 B1(b),(c)		3.2230	07/25/51	221,130
271,197	Hundred Acre Wood Trust Series 2021-INV2 B3(b),(c)		3.2970	10/25/51	198,980
763,426	Hundred Acre Wood Trust Series 2021-INV3 B1(b),(c)		3.3210	10/25/51	632,167
214,938	Hundred Acre Wood Trust Series 2021-INV3 B2(b),(c)		3.3210	12/25/51	157,973
139,249	Hundred Acre Wood Trust Series 2021-INV3 B3(b),(c)		3.3210	12/25/51	103,849
51,728	Impac CMB Trust Series 2003-2F M2(f)		6.5700	01/25/33	50,193
56,773	Impac CMB Trust Series 2003-4 3M2(f)		5.7290	07/25/33	54,157
27,288	Impac CMB Trust Series 2004-7 M4(d)	TSFR1M + 1.914%	7.2350	11/25/34	26,733
35,650	Impac CMB Trust Series 2004-10 3M2(d)	TSFR1M + 0.999%	6.3200	03/25/35	31,336
279,862	Impac CMB Trust Series 2005-4 2M1(d)	TSFR1M + 0.614%	6.1850	05/25/35	258,578
711,837	Impac CMB Trust Series 2005-4 2M2(d)	TSFR1M + 0.864%	6.5600	05/25/35	665,240
583,246	Impac CMB Trust Series 2005-8 2M1(d)	TSFR1M + 0.864%	6.1850	02/25/36	529,124
36,153	Impac CMB Trust Series Series 2004-10 3M3(d)	TSFR1M + 1.089%	6.4100	03/25/35	32,816
37,007	Impac CMB Trust Series Series 2005-2 2B(d)	TSFR1M + 2.589%	7.9100	04/25/35	35,057
126,528	Impac CMB Trust Series Series 2005-8 2M3(d)	TSFR1M + 2.364%	7.6850	02/25/36	119,970
114,254	Impac CMB Trust Series Series 2005-8 2B(d)	TSFR1M + 2.364%	7.6850	02/25/36	106,441
189,561	Impac Secured Assets CMN Owner Trust Series 2003-2 A2		6.0000	08/25/33	151,177
81,461	Impac Secured Assets Trust Series 2006-1 2A1(d)	TSFR1M + 0.814%	6.1350	05/25/36	77,681
18,088	IndyMac INDX Mortgage Loan Trust Series 2004-AR11 2A(b)		4.6960	12/25/34	15,562
248,476	IndyMac INDX Mortgage Loan Trust Series 2004-AR15 3A1(b)		5.0370	02/25/35	221,084
244,142	IndyMac INDX Mortgage Loan Trust Series 2005-AR8 2A1A(d)	TSFR1M + 0.574%	5.8950	04/25/35	201,539
196,970	IndyMac INDX Mortgage Loan Trust Series 2005-AR13 1A1(b)		4.0680	08/25/35	89,948
245,962	JP Morgan Alternative Loan Trust Series 2005-S1 1A8(a),(d)	TSFR1M + 7.036%	1.7150	12/25/35	21,625
882,338	JP Morgan Alternative Loan Trust Series A1 1A2(d)	TSFR1M + 0.714%	6.0350	03/25/36	786,977
940,514	JP Morgan Alternative Loan Trust Series 2008-R4 1A1(c)		6.0000	12/27/36	491,611
369,627	JP Morgan MBS Series Series 2006-R1 6A1(b),(c)		5.3170	09/28/44	298,782
28,469	JP Morgan Mortgage Trust Series 2006-A2 5A4(b)		6.1330	11/25/33	25,601
5,154	JP Morgan Mortgage Trust Series 2004-A3 3A3(b)		4.9900	07/25/34	4,757
22,351	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	19,785

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
28,897	JP Morgan Mortgage Trust Series 2005-A7 1A4(b)		5.3410	10/25/35	$ 27,514
829,281	JP Morgan Mortgage Trust Series 2005-S3 1A22		5.5000	01/25/36	355,647
15,710	JP Morgan Mortgage Trust Series 2006-A4 3A1(b)		4.0470	06/25/36	10,401
179,556	JP Morgan Mortgage Trust Series 2006-A7 2A4R(b)		4.3600	01/25/37	136,599
147,440	JP Morgan Mortgage Trust Series 2006-A7 2A1R(b)		4.3600	01/25/37	109,833
19,383	JP Morgan Mortgage Trust Series 2018-8 A3(b),(c)		4.0000	01/25/49	17,176
182,439	JP Morgan Mortgage Trust Series 2019-8 B4(b),(c)		4.1750	03/25/50	150,122
210,886	JP Morgan Mortgage Trust Series Series 2008-R2 2A(b),(c)		5.5000	12/27/35	161,756
118,357	JP Morgan Tax-Emept Pass-Through Trust Series Series 2012-3 A(b),(c)		3.0000	10/27/42	106,496
158,662	JPMorgan Chase Bank NA - CHASE Series 2020-CL1 M3(d)	TSFR1M + 3.464%	8.7850	10/25/57	164,778
2,572,741	La Hipotecaria Panamanian Mortgage Trust Series 2021-1 GA(c)		4.3500	07/13/52	2,290,589
136,159	Lehman Mortgage Trust Series 2006-2 2A3		5.7500	04/25/36	130,937
39,884	MASTR Adjustable Rate Mortgages Trust Series 2003-1 2A1(b)		4.3570	12/25/32	35,692
16,452	MASTR Adjustable Rate Mortgages Trust Series 2003-2 4A1(b)		5.5500	07/25/33	14,696
37,951	MASTR Adjustable Rate Mortgages Trust Series 2003-6 2A1(b)		4.5110	12/25/33	33,985
20,285	MASTR Adjustable Rate Mortgages Trust Series 2003-6 7A1(b)		6.1250	12/25/33	20,070
44,925	MASTR Adjustable Rate Mortgages Trust Series 2003-7 B1(b)		5.9460	01/25/34	39,648
48,952	MASTR Adjustable Rate Mortgages Trust Series 2004-4 1A1(b)		6.2870	04/25/34	43,049
28,939	MASTR Adjustable Rate Mortgages Trust Series 2004-10(b)		5.2780	10/25/34	22,431
173,119	MASTR Adjustable Rate Mortgages Trust Series 2004-15 4A1(b)		4.5970	12/25/34	162,289
222,731	MASTR Adjustable Rate Mortgages Trust Series 2005-7 3A1(b)		3.8640	09/25/35	133,582
108,864	MASTR Adjustable Rate Mortgages Trust Series 2006-2 5A1(b)		4.3640	05/25/36	39,441
146,427	MASTR Alternative Loan Trust Series 2003-3 B2(b)		6.1810	05/25/33	130,725
515,686	MASTR Alternative Loan Trust Series 2003-5 8A1		5.5000	06/25/33	470,954
53,231	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	53,789
98,977	MASTR Alternative Loan Trust Series 2004-1 2A1		7.0000	01/25/34	92,358
182,245	MASTR Alternative Loan Trust Series 2004-1 4A1		5.5000	02/25/34	169,997
54,608	MASTR Alternative Loan Trust Series 2004-3 2A1		6.2500	04/25/34	53,976
200,541	MASTR Alternative Loan Trust Series 2004-3 6A1		6.5000	04/25/34	189,818
22,973	MASTR Alternative Loan Trust Series 2004-4 1A1		5.5000	05/25/34	21,929
52,008	MASTR Alternative Loan Trust Series 2004-7 10A1		6.0000	06/25/34	47,299
163,127	MASTR Alternative Loan Trust Series 2004-6 7A1		6.0000	07/25/34	152,223
40,304	MASTR Alternative Loan Trust Series 2004-6 10A1		6.0000	07/25/34	37,845
676,618	MASTR Alternative Loan Trust Series 2004-6 6A1		6.5000	07/25/34	655,373

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
850,011	MASTR Alternative Loan Trust Series 2004-7 9A1		6.0000	08/25/34	$ 833,730
1,651,491	MASTR Alternative Loan Trust Series 2004-13 10A3		5.7500	01/25/35	1,392,375
25,079	MASTR Alternative Loan Trust Series 2007-1 30PO(g)		0.0000	10/25/36	13,925
2,159	MASTR Alternative Loan Trust Series 2005-1 5A1		5.5000	12/25/41	1,863
300,341	MASTR Alternative Loan Trust Series 2005-2 6A1		5.0000	03/25/43	227,291
866,090	MASTR Alternative Loan Trust Series 2007-HF1 4PO(g)		0.0000	10/25/47	9
47,283	MASTR Asset Securitization Trust Series 2003-12 6A2		5.0000	12/25/33	39,816
19,812	MASTR Asset Securitization Trust Series 2003-12 6A1		5.0000	12/25/33	18,635
47,200	MASTR Asset Securitization Trust Series 2003-11 9A6		5.2500	12/25/33	45,372
61,983	MASTR Asset Securitization Trust Series 2003-11 7A5		5.2500	12/25/33	58,235
8,377	MASTR Asset Securitization Trust Series 2003-11 2A10		5.5000	12/25/33	7,910
181,456	MASTR Asset Securitization Trust Series 2003-11 8A1		5.5000	12/25/33	156,280
8,706	MASTR Asset Securitization Trust Series 2004-1 1A12		5.5000	02/25/34	8,183
2,874,522	MASTR Asset Securitization Trust Series 2004-9 4A1		6.0000	09/25/34	2,175,160
68,786	MASTR Asset Securitization Trust Series 2005-1 2A9		5.5000	05/25/35	53,341
4,115,554	MASTR Asset Securitization Trust Series 2006-2 2A2(d)	TSFR1M + 0.614%	5.9350	06/25/36	842,017
1,004,759	MASTR Asset Securitization Trust Series 2006-3 2A1(d)	TSFR1M + 0.564%	5.8850	10/25/36	153,064
18,194	MASTR Reperforming Loan Trust Series 2005-2 1A4(c)		8.0000	05/25/35	13,636
135,912	MASTR Reperforming Loan Trust Series 2006-2 2A1(b),(c)		3.6060	05/25/36	121,545
16,366	MASTR Seasoned Securitization Trust Series 2005-1 3A1(b)		4.8320	10/25/32	13,432
55,807	MASTR Seasoned Securitization Trust Series 2004-1 4A1(b)		6.2190	10/25/32	50,228
358,629	MASTR Seasoned Securitization Trust Series 2003-1 2A1		6.0000	02/25/33	338,769
880,000	Mello Mortgage Capital Acceptance Series 2018-MTG2 B5(b),(c)		4.3180	10/25/48	659,201
557,006	Mello Mortgage Capital Acceptance Series 2021-MTG1 B1(b),(c)		2.6470	04/25/51	435,028
34,488	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2003-A4 3A(b)		4.9700	05/25/33	30,954
158,334	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2005-A4 1A(b)		2.1580	07/25/35	64,673
31,540	Merrill Lynch Mortgage Investors Trust Series Series 2003-A6 1A(b)		5.6180	09/25/33	29,099
139,055	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2004-HB1(b)		5.2380	04/25/29	121,944
278,436	Merrill Lynch Mortgage Investors Trust Series MLCC Series B B1(d)	TSFR1M + 0.714%	6.0350	07/25/30	239,268
44,303	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 2A2(b)		3.6650	09/25/37	31,981
1,000,000	MFA Trust Series 2022-RPL1 M1(b),(c)		4.2220	08/25/61	815,218
51,548	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A3(b)		6.2910	03/25/33	44,335

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
16,609	Morgan Stanley Mortgage Loan Trust Series 2004-2AR 2A(b)		6.9390	02/25/34	$ 15,338
23,549	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 2A(b)		3.5190	10/25/34	20,927
19,257	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A1(b)		5.4890	10/25/34	16,746
15,696	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2(b)		5.9710	11/25/34	14,107
713,439	Morgan Stanley Mortgage Loan Trust Series 2005-1 4A1(d)	TSFR1M + 0.414%	5.7350	03/25/35	651,011
73,884	Morgan Stanley Mortgage Loan Trust Series 2005-10 5A1		6.0000	12/25/35	29,139
46,242	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 4A2(b)		7.1250	06/25/36	39,650
2,388,152	Mortgage Equity Conversion Asset Trust Series 2007-FF2 A(c),(d)	H15T1Y + 0.470%	5.4700	02/25/42	2,331,011
134,354	MortgageIT Trust Series 2004-2 B2(d)	TSFR1M + 3.339%	8.6600	12/25/34	129,294
231,407	MortgageIT Trust Series 2005-3 M2(d)	TSFR1M + 0.909%	6.2300	08/25/35	217,217
125,469	MRFC Mortgage Pass-Through Trust Series Series 2000-TBC3 B4(b),(c)		6.0670	12/15/30	112,646
537,671	National City Mortgage Capital Trust Series 2008-1 2A1		6.0000	03/25/38	519,164
26,221	National City Mortgage Capital Trust Series 2008-1 2A2		6.0000	03/25/38	25,317
326,353	New Residential Mortgage Loan Trust Series 2017-2A B2(b),(c)		4.7500	03/25/57	274,784
720,000	New Residential Mortgage Loan Trust Series 2020-RPL1 B3(b),(c)		3.8770	11/25/59	502,818
147,085	Nomura Asset Acceptance Corp Alternative Loan Series 2004-R1 A2(c)		7.5000	03/25/34	130,594
535,970	Nomura Asset Acceptance Corp Alternative Loan Series 2005-AR3 1A1(d)	TSFR1M + 0.634%	5.9550	07/25/35	372,490
77,837	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(f)		5.9570	03/25/47	73,168
3,630,323	Ocwen Residential MBS Corporation Series 1998-R3 AWAC(b),(c)		0.0000	09/25/38	208,744
143,994	Ocwen Residential MBS Corporation Series 1999-R2 B2(b),(c)		0.6670	06/25/39	102,714
377,895	PHHMC Series Trust Series 2005-4 A8(b)		5.8920	07/18/35	358,023
353,268	Prime Mortgage Trust Series 2003-3 A9		5.5000	01/25/34	333,474
453,637	Provident Funding Mortgage Trust Series 2020-1 B3(b),(c)		3.2460	02/25/50	366,600
17,693	RAAC Series Trust Series 2005-SP1 4A1		7.0000	09/25/34	16,858
3,284	RALI Series Trust Series 2005-QA4 A41(b)		4.3360	04/25/35	3,154
107,352	RALI Series Trust Series 2005-QA12 CB1(b)		5.9270	12/25/35	47,838
359,117	RAMP Series Trust Series 2002-SL1 AII4(b)		4.8290	06/25/32	328,998
10,209	RBSGC Mortgage Loan Trust Series 2007-B 3B1(b)		5.6220	01/25/37	9,536
324,133	RBSGC Structured Trust Series 2008-A A1(b),(c)		5.5000	11/25/35	266,273
8,398,307	RBSSP Resecuritization Trust Series 2009-12 19A2(b),(c)		4.3240	12/25/35	5,650,334
102,033	Reperforming Loan REMIC Trust Series 2003-R4 2A(b),(c)		4.4830	01/25/34	81,059
16,496	Reperforming Loan REMIC Trust Series 2004-R1 2A(c)		6.5000	11/25/34	15,240
12,482	Reperforming Loan REMIC Trust Series 2005-R2 2A4(c)		8.5000	06/25/35	12,093
80,275	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(d)	TSFR1M + 0.534%	5.8550	07/25/36	70,855

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
133,863	Resecuritization Pass-Through Trust Series 2005-8R A5		6.0000	10/25/34	$ 127,046
30,000	Residential Asset Securitization Trust Series 2003-A7 A8		5.0000	07/25/33	27,625
1,348,098	Residential Asset Securitization Trust Series 2003-A9 A3(d)	TSFR1M + 0.664%	5.9850	08/25/33	1,179,252
489,690	Residential Asset Securitization Trust Series 2003-A10 A5		5.2500	09/25/33	444,751
5,210,000	RMF Buyout Issuance Trust Series 2022-HB1 M3(b),(c)		4.5000	04/25/32	4,350,159
274,310	RMF Proprietary Issuance Trust Series 2021-2 A(b),(c)		2.1250	09/25/61	234,905
1,052,462	RMF Proprietary Issuance Trust Series 2021-2 M1(b),(c)		2.1250	09/25/61	804,392
1,000,000	RMF Proprietary Issuance Trust Series 2022-1 M1(b),(c)		3.0000	01/25/62	728,577
231,813	RMF Proprietary Issuance Trust Series 2022-1 A1(b),(c)		3.0000	01/25/62	190,956
1,000,000	RMF Proprietary Issuance Trust Series 2022-2 M3(b),(c)		3.7500	06/25/62	586,826
225,000	RMF Proprietary Issuance Trust Series 2022-3 A(b),(c)		4.0000	08/25/62	177,759
1,414	Ryland Mortgage Securities Corporation Series 1994-1 B(b)		0.0000	04/29/30	—
650,000	SBALR Commercial Mortgage Trust Series 2020-RR1 C(b),(c)		3.9790	02/13/53	458,032
46,489	Seasoned Credit Risk Transfer Trust Series Series 2017-3 B(g)		0.0000	07/25/56	5,547
860,000	Seasoned Credit Risk Transfer Trust Series Series 2019-1 M(b)		4.7500	07/25/58	807,737
3,400,000	Seasoned Credit Risk Transfer Trust Series Series 2020-2 M(b)		4.2500	11/25/59	3,075,755
316,672	Sequoia Mortgage Trust Series 2003-4 1A1(d)	TSFR1M + 0.734%	6.0540	07/20/33	271,242
31,378	Sequoia Mortgage Trust Series 2004-10 A1A(d)	TSFR1M + 0.734%	6.0540	11/20/34	28,845
40,317	Sequoia Mortgage Trust Series 2004-10 A3B(d)	TSFR6M + 1.208%	6.6970	11/20/34	32,441
57,389	Sequoia Mortgage Trust Series 2005-2 A1(d)	TSFR1M + 0.554%	5.8740	03/20/35	49,843
345,646	Sequoia Mortgage Trust Series 2005-3 B1(d)	TSFR1M + 0.669%	5.9890	05/20/35	223,834
337,934	Sequoia Mortgage Trust Series 2007-4 1A1(d)	TSFR1M + 0.894%	6.2140	01/20/36	232,765
313,558	Sequoia Mortgage Trust Series 2007-2 1B1(d)	TSFR1M + 0.714%	6.0340	06/20/36	241,827
140,145	Sequoia Mortgage Trust Series 2013-6 B1(b),(c)		3.5180	05/25/43	131,896
265,355	Sequoia Mortgage Trust Series 2014-4 A6(b),(c)		3.5000	11/25/44	238,038
76,010	Sequoia Mortgage Trust Series 2017-1 B3(b),(c)		3.6070	02/25/47	56,143
76,907	Shellpoint Co-Originator Trust Series 2017-1 B4(b),(c)		3.5940	04/25/47	54,546
434,926	Sofi Mortgage Trust Series 2016-1A B3(b),(c)		3.1010	11/25/46	241,607
100,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1 B2(b),(c)		4.6760	01/28/50	82,783
527,280	STARM Mortgage Loan Trust Series 2007-4 3A1(b)		4.4240	10/25/37	416,963
46,615	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 4A1(b)		5.9230	03/25/34	42,023
62,885	Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 1A3(b)		5.2750	12/25/34	53,240
197,631	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 1A1(b)		4.6640	03/25/35	162,531
336,513	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 1A1(b)		4.7550	07/25/35	177,856

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
774,655	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1 2A2(b)		5.0800	02/25/36	$ 677,674
7,395	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 3AF(d)	TSFR1M + 0.494%	5.8150	09/25/36	6,450
306,885	Structured Adjustable Rate Mortgage Loan Trust Series 9 2A1(b)		4.4300	10/25/47	175,276
27,769	Structured Asset Sec Corp Mort Passthr Certs Ser Series 2003-40A 3A2(b)		5.9190	01/25/34	26,593
157,359	Structured Asset Sec Corp Mort Passthr Certs Ser Series 2003-40A 3A1(b)		5.9190	01/25/34	137,049
58,115	Structured Asset Securities Corp Mortgage Series 2000-5 B3(b)		0.0000	11/25/30	34,655
1,763	Structured Asset Securities Corporation Series 2003-37A B1I(d)	TSFR1M + 0.894%	6.2230	12/25/33	1,615
391,934	Structured Asset Securities Corporation Series 2004-4XS 1M1(f)		4.8900	02/25/34	332,530
16,497	Structured Asset Securities Corporation Series 2004-4XS A3A(f)		4.8900	02/25/34	15,599
101,723	Structured Asset Securities Corporation Series 2004-4XS 1A5(f)		4.8900	02/25/34	96,158
76,580	Structured Asset Securities Corporation Series 2005-RF2 A(c),(d)	TSFR1M + 0.464%	5.7850	04/25/35	66,275
96,372	Structured Asset Securities Corporation Series 2005-RF3 2A(b),(c)		3.9970	06/25/35	80,856
58,335	Suntrust Alternative Loan Trust Series Series 2005-1F 1A1(d)	TSFR1M + 0.764%	5.7500	12/25/35	43,668
210,776	TIAA Bank Mortgage Loan Trust Series 2018-2 B3(b),(c)		3.6750	07/25/48	174,737
233,635	TIAA Bank Mortgage Loan Trust Series 2018-3 B4(b),(c)		4.1470	11/25/48	166,328
230,000	Towd Point Mortgage Trust Series 2015-1 B1(b),(c)		4.4260	10/25/53	208,976
100,000	Verus Securitization Trust Series 2020-INV1 B2(b),(c)		6.0000	03/25/60	91,496
538,000	Vista Point Securitization Trust Series 2020-1 M1(b),(c)		4.1510	03/25/65	506,650
40,160	Wachovia Mortgage Loan Trust, LLC Series Series 2006-A 4A1(b)		6.2380	05/20/36	39,023
41,214	WaMu Mortgage Pass-Through Certificates Series Series 2002-AR14 B1(b)		4.3990	11/25/32	35,805
37,381	WaMu Mortgage Pass-Through Certificates Series Series 2002-AR18 A(b)		6.1560	01/25/33	35,927
35,439	WaMu Mortgage Pass-Through Certificates Series Series 2003-S3 1A4		5.5000	06/25/33	32,593
38,632	WaMu Mortgage Pass-Through Certificates Series Series 2003-S5 1A13		5.5000	06/25/33	37,032
236,538	WaMu Mortgage Pass-Through Certificates Series Series 2003-AR9 1A7(b)		5.6590	09/25/33	207,940
21,413	WaMu Mortgage Pass-Through Certificates Series Series 2002-AR2 A(d)	ECOFC + 1.250%	4.3760	02/27/34	18,558
42,108	WaMu Mortgage Pass-Through Certificates Series Series 2006-AR2 1A1(b)		4.2340	03/25/36	37,062
86,443	WaMu Mortgage Pass-Through Certificates Series Series 2002-AR17 1A(d)	12MTA + 1.200%	6.2810	11/25/42	73,721
119,615	WaMu Mortgage Pass-Through Certificates Series Series 2006-AR8 1A1(b)		4.4050	08/25/46	115,387
151,061	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 A12		5.5000	03/25/33	144,657

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.3% (Continued)
49,206	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	$ 48,888
178,722	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR3 B1(b)		4.7440	06/25/33	146,614
12,747	Washington Mutual MSC Mortgage Pass-Through Series 2005-RA1 3B4(b),(c)		4.3810	01/25/35	10,431
131,623	Washington Mutual MSC Mortgage Pass-Through Series RA3 CB1(b)		5.7000	08/25/38	109,109
953,012	Wells Fargo Alternative Loan Trust Series 2005-1 2A3		5.5000	02/25/35	919,299
571,646	Wells Fargo Alternative Loan Trust Series 2005-1 2A1		5.5000	02/25/35	516,945
71,347	Wells Fargo Mortgage Backed Securities Series 2007-7 A6		6.0000	06/25/37	61,245
234,000	Wells Fargo Mortgage Backed Securities Series 2018-1 B4(b),(c)		3.6600	07/25/47	152,348
64,216	Wells Fargo Mortgage Backed Securities Series 2019-4 A2(b),(c)		3.0000	09/25/49	52,629
207,836	WinWater Mortgage Loan Trust Series 2015-1 B2(b),(c)		3.8700	01/20/45	188,351
					102,944,638
	CREDIT CARD — 0.3%
1,000,000	Continental Finance Credit Card A.B.S Master Trust Series 2022-A A(c)		6.1900	10/15/30	987,272

	HOME EQUITY — 3.8%
68,106	ABFC Trust Series 2004-OPT2 A2(d)	TSFR1M + 0.674%	5.9950	10/25/33	65,214
156,823	AFC Trust Series Series 1999-3 1A(d)	TSFR1M + 1.094%	6.4300	09/28/29	101,713
39,702	American Residential Home Equity Loan Trust Series 1998-1 B(d)	TSFR1M + 2.289%	7.6100	05/25/29	51,893
482,585	Bayview Financial Asset Trust Series 2007-SR1A A(c),(d)	TSFR1M + 0.564%	5.8850	03/25/37	475,504
1,112,000	Bayview Financial Mortgage Pass-Through Trust Series D M2(b)		5.5000	12/28/35	1,045,993
2,887,953	Bayview Financial Mortgage Pass-Through Trust Series 2004-B A1(c),(d)	TSFR1M + 1.114%	6.4430	05/28/39	2,407,737
1,309,863	Bayview Financial Mortgage Pass-Through Trust Series 2005-A M1(c),(d)	TSFR1M + 1.614%	6.9430	02/28/40	1,249,062
29,194	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M4(d)	TSFR1M + 2.214%	5.4712	06/25/34	27,156
308,550	Bear Stearns Home Loan Owner Trust Series 2001-A B(f)		10.5000	02/15/31	306,752
228,801	CHEC Loan Trust Series 2004-1 M2(c),(d)	TSFR1M + 1.089%	6.4100	07/25/34	224,673
11,210	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(d)	TSFR1M + 1.464%	5.2100	01/25/32	11,545
121,075	Delta Funding Home Equity Loan Trust Series 1999-3 A2F(f)		8.0610	09/15/29	115,158
294,866	Delta Funding Home Equity Loan Trust Series 2000-1 M2(f)		8.0900	05/15/30	274,670
103,151	Delta Funding Home Equity Loan Trust Series 1999-2 A1A(d)	TSFR1M + 0.434%	6.0720	08/15/30	102,141
174,738	EMC Mortgage Loan Trust Series 2001-A M1(c),(d)	TSFR1M + 1.164%	6.4850	05/25/40	174,480
167,557	Financial Asset Securities Corp AAA Trust Series 2005-1A 1A3B(c),(d)	TSFR1M + 0.524%	5.8530	02/27/35	148,882
62,094	GE Capital Mortgage Services Inc Trust Series 1999-HE1 A6(b)		6.7000	04/25/29	61,583
236,013	Home Equity Asset Trust Series 2002-2 A2(d)	TSFR1M + 0.714%	6.0500	06/25/32	228,731

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	HOME EQUITY — 3.8% (Continued)
968,142	Mastr Asset Backed Securities Trust Series 2004-FRE1 M7(d)	TSFR1M + 2.814%	8.1350	07/25/34	$ 891,460
226,440	Mastr Asset Backed Securities Trust Series 2005-NC1 M2(d)	TSFR1M + 0.864%	6.1850	12/25/34	221,346
239,071	Mastr Asset Backed Securities Trust Series 2007-NCW A2(c),(d)	TSFR1M + 0.714%	6.0350	05/25/37	191,470
272,316	Morgan Stanley A.B.S Capital I Inc Trust Series Series 2003-SD1 M2(d)	TSFR1M + 4.014%	9.3350	03/25/33	253,769
38,504	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 AII(d)	TSFR1M + 0.914%	3.8430	11/25/33	29,752
97,559	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE2 Series 2006-HE2 M1(d)	TSFR1M + 0.609%	5.9300	03/25/36	82,993
241,876	NovaStar Mortgage Funding Trust Series Series 2003-4 A1(d)	TSFR1M + 0.854%	6.1750	02/25/34	237,326
28,723	RAAC Series Trust Series 2004-SP1 AII(d)	TSFR1M + 0.814%	6.1350	03/25/34	26,876
228,218	RBSSP Resecuritization Trust Series 2010-4 6A2(c),(f)		5.8250	02/26/36	219,350
439,601	Renaissance Home Equity Loan Trust Series 2002-3 M1(d)	TSFR1M + 1.614%	6.9350	12/25/32	402,434
92,748	Renaissance Home Equity Loan Trust Series 2002-3 M2(d)	TSFR1M + 2.664%	7.9850	12/25/32	77,349
24,676	Saxon Asset Securities Trust Series 2001-2 AF5(f)		7.1700	03/25/29	24,555
30,005	Saxon Asset Securities Trust Series 2003-3 M2(d)	TSFR1M + 2.514%	3.8290	12/25/33	26,657
207,708	Saxon Asset Securities Trust Series 2003-3 AF5(f)		4.1740	12/25/33	193,726
147,130	Saxon Asset Securities Trust Series 2004-1 A(d)	TSFR1M + 0.654%	1.9630	03/25/35	123,605
1,500,000	Security National Mortgage Loan Trust Series 2005-2A A4(b),(c)		7.1110	02/25/35	1,467,750
289,609	Security National Mortgage Loan Trust Series 2005-2A A3(b),(c)		6.2130	02/25/36	284,558
36,724	Soundview Home Loan Trust Series 2006-OPT4 1A1(d)	TSFR1M + 0.414%	5.7350	06/25/36	36,069
177,173	Southern Pacific Secured Asset Corporation Series 1997-2 M1F		7.3200	05/25/27	196,805
					12,060,737
	MANUFACTURED HOUSING — 0.3%
1,000,000	Cascade MH Asset Trust Series 2019-MH1 M(b),(c)		5.9850	11/25/44	875,133
87,573	Conseco Finance Corporation Series 5 B1(b)		8.1000	07/15/26	73,528
					948,661
	NON AGENCY CMBS — 25.4%
3,204,350	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B1(b),(c)		3.6530	05/25/50	2,328,306
2,124,264	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B2(b),(c)		5.3780	05/25/50	1,491,984
723,000	Arbor Multifamily Mortgage Securities Trust Series 2020-MF1 D(c)		1.7500	05/15/53	496,495
1,000,000	Arbor Multifamily Mortgage Securities Trust Series 2020-MF1 E(c)		1.7500	05/15/53	642,374
300,000	BAMLL Commercial Mortgage Securities Trust Series 2014-520M C(b),(c)		4.2140	08/15/46	167,127
175,000	BANK Series 2017-BNK8 C(b)		4.0940	11/15/50	135,904
800,000	BANK Series 2019-BN17 E(c)		3.0000	04/15/52	480,823
1,735,000	BANK Series 2023-BNK45 E(c)		4.0000	02/15/56	1,096,251

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	NON AGENCY CMBS — 25.4% (Continued)
868,000	BANK Series 2019-BN19 D(c)		3.0000	08/15/61	$ 368,463
1,460,000	BANK Series 2019-BN19 B		3.6470	08/15/61	1,158,257
474,000	BANK Series 2020-BNK27 B(b)		2.9060	04/15/63	349,606
28,581	Bayview Commercial Asset Trust Series 2005-2A M1(c),(d)	TSFR1M + 0.759%	6.0800	08/25/35	25,233
44,226	Bayview Commercial Asset Trust Series 2005-2A B1(c),(d)	TSFR1M + 1.839%	7.1600	08/25/35	43,222
177,625	Bayview Commercial Asset Trust Series 2005-3A A1(c),(d)	TSFR1M + 0.594%	5.9150	11/25/35	162,172
23,676	Bayview Commercial Asset Trust Series 2005-4A M1(c),(d)	TSFR1M + 0.789%	6.1100	01/25/36	21,310
78,183	Bayview Commercial Asset Trust Series 2007-1 M2(c),(d)	TSFR1M + 0.549%	5.8700	03/25/37	65,485
1,526,777	Bayview Commercial Asset Trust Series 2007-3 M1(c),(d)	TSFR1M + 0.579%	5.9000	07/25/37	1,376,936
367,740	Bayview Commercial Asset Trust Series 2007-3 M2(c),(d)	TSFR1M + 0.624%	5.9450	07/25/37	319,668
482,077	Bayview Commercial Asset Trust Series 2007-3 M3(c),(d)	TSFR1M + 0.669%	5.9900	07/25/37	414,306
909,045	Bayview Commercial Asset Trust Series 2007-3 M4(c),(d)	TSFR1M + 0.864%	6.1850	07/25/37	816,187
324,000	BBCMS Mortgage Trust Series 2019-BWAY A(c),(d)	TSFR1M + 1.070%	6.3880	11/15/34	211,300
350,000	BBCMS Mortgage Trust Series 2024-C24 D(c)		4.2500	02/15/57	228,751
350,000	BBSG Mortgage Trust Series 2016-MRP A(c)		3.2750	06/05/36	250,399
1,000,000	Benchmark Mortgage Trust Series 2020-IG3 B(b),(c)		3.2910	09/15/48	556,468
2,390,000	Benchmark Mortgage Trust Series 2020-IG2 B(b),(c)		3.2930	09/15/48	1,419,860
88,283	Benchmark Mortgage Trust Series 2018-B5 A2		4.0770	07/15/51	83,736
130,000	Benchmark Mortgage Trust Series 2019-B9 B		4.4680	03/15/52	105,447
900,000	Benchmark Mortgage Trust Series 2020-B17 E(c)		2.2500	03/15/53	459,164
495,000	Benchmark Mortgage Trust Series 2021-B24 A2		1.9530	03/15/54	436,599
328,000	Benchmark Mortgage Trust Series 2021-B31 C(b)		3.1950	12/15/54	229,660
350,000	BFLD Trust Series 2020-EYP A(c),(d)	TSFR1M + 1.264%	6.5820	10/15/35	283,482
555,000	BMD2 Re-Remic Trust Series 2019-FRR1 5A1(b),(c)		3.4770	05/25/52	436,889
500,000	Cantor Commercial Real Estate Lending Series 2019-CF3 E(b),(c)		2.5000	01/15/53	246,530
182,274	Capital Funding Mortgage Trust Series 2021-15 A(c),(d)	TSFR1M + 3.150%	8.4800	03/12/25	181,634
121,757	CARBON CAPITAL VI COMMERCIAL MORTGAGE Series 2019-FL2 B(c),(d)	TSFR1M + 2.964%	8.2820	10/15/35	100,293
2,601,468	CBA Commercial Small Balance Commercial Mortgage Series 2007-1A A(c),(f)		6.2600	07/25/39	2,407,508
1,000,000	CD Mortgage Trust Series 2016-CD2 B(b)		3.8790	11/10/49	808,968
72,000	CD Mortgage Trust Series 2017-CD3 D(c)		3.2500	02/10/50	24,282
1,000,000	CD Mortgage Trust Series 2017-CD3 AS		3.8330	02/10/50	792,764
385,453	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(c)		5.0800	12/15/47	360,109
100,000	CFK Trust Series 2020-MF2 A(c)		2.3870	03/15/39	84,305
1,990,236	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(c),(d)	TSFR1M + 1.264%	6.5820	06/15/31	1,990,119

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	NON AGENCY CMBS — 25.4% (Continued)
2,005,308	CG-CCRE Commercial Mortgage Trust Series 2014-FL2 A(c),(d)	TSFR1M + 1.968%	7.2860	11/15/31	$ 1,934,022
50,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 B(b)		4.0340	06/10/48	38,386
100,000	Citigroup Commercial Mortgage Trust Series 2016-C2 B		3.1760	08/10/49	88,410
312,028	CNL Commercial Mortgage Loan Trust Series 2003-1A A1(c),(d)	TSFR1M + 0.614%	5.9320	05/15/31	303,270
64,410	COMM Mortgage Trust Series 2012-LC4 B(b)		4.9340	12/10/44	59,076
1,940,000	COMM Mortgage Trust Series 2013-CR12 AM		4.3000	10/10/46	1,654,335
2,385,000	COMM Mortgage Trust Series 2013-CR12 B(b),(h)		4.7620	10/10/46	1,392,469
979,033	Commercial Mortgage Loan Trust Series 2008-LS1 AM(b),(h)		6.8090	12/10/49	35,851
1,850,000	Csail Commercial Mortgage Trust Series 2015-C2 C(b)		4.1740	06/15/57	1,597,851
165,000	CSAIL Commercial Mortgage Trust Series 2015-C3 C(b)		4.3500	08/15/48	138,485
265,000	CSAIL Commercial Mortgage Trust Series 2018-C14 D(b),(c)		4.8780	11/15/51	200,987
470,000	CSAIL Commercial Mortgage Trust Series 2019-C16 C(b)		4.2370	06/15/52	373,961
270,000	CSMC OA, LLC Series 2014-USA(c)		3.9500	09/15/37	221,356
1,390,000	CSMC OA, LLC Series 2014-USA D(c)		4.3730	09/15/37	945,244
1,679,833	FREMF Mortgage Trust Series 2017-KF31 B(c),(d)	SOFR30A + 3.014%	8.3460	04/25/24	1,674,723
524,337	FREMF Mortgage Trust Series 2017-KF38 B(c),(d)	SOFR30A + 2.614%	7.9460	09/25/24	480,997
55,105	FREMF Mortgage Trust Series 2018-KF49 B(c),(d)	SOFR30A + 2.014%	7.3460	06/25/25	51,088
1,000,000	GS Mortgage Securities Corp Trust Series 2013-PEMB A(b),(c)		3.5490	03/05/33	783,274
47,000	GS Mortgage Securities Corporation II Series 2005-ROCK F(c)		5.5150	05/03/32	41,051
1,500,000	GS Mortgage Securities Trust Series 2011-GC5 B(b),(c)		5.1530	08/10/44	1,330,737
526,275	GS Mortgage Securities Trust Series 2014-GC18 B(b)		4.8850	01/10/47	512,197
26,000	GS Mortgage Securities Trust Series 2014-GC20 C(b)		4.9520	04/10/47	23,895
1,000,000	GS Mortgage Securities Trust Series 2016-GS4 C(b)		3.9520	11/10/49	826,015
1,300,000	Harvest Commercial Capital Loan Trust Series 2019-1 M5(b),(c)		5.7300	11/25/31	1,144,222
2,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M5(b),(c)		5.9640	04/25/52	1,708,903
700,000	HMH Trust Series 2017-NSS A(c)		3.0620	07/05/31	596,994
1,955,790	Hudsons Bay Simon JV Trust Series 2015-HB7 A7(c)		3.9140	08/05/34	1,889,729
100,000	Hudsons Bay Simon JV Trust Series 2015-HB10 A10(c)		4.1540	08/05/34	84,057
80,001	Impac CMB Trust Series 2004-8 3B(d)	TSFR1M + 2.739%	8.0600	08/25/34	73,202
100,000	J.P. Morgan Chase Commercial Mortgage Securities Series 2016-NINE A(b),(c)		2.8540	09/06/38	90,373
453,936	JP Morgan Chase Commercial Mortgage Securities Series 2015-FL7 D(c),(d)	PRIME + 0.693%	9.1930	05/15/28	395,719
1,900,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(c),(d)	TSFR1M + 1.497%	6.8150	04/15/31	1,293,900
560,000	JP Morgan Chase Commercial Mortgage Securities Series MKST A(c),(d)	TSFR1M + 1.464%	6.7820	12/15/36	445,267

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	NON AGENCY CMBS — 25.4% (Continued)
193,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 E(b),(c)		5.5250	02/15/46	$ 84,924
500,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 E(b),(c)		3.2500	04/15/46	142,906
5,648,906	JP Morgan Chase Commercial Mortgage Securities Series 2007-LD11 AJ(b)		5.9290	06/15/49	1,363,005
2,971,339	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-WLDN A(c)		3.9100	05/05/30	2,382,435
339,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C29 C(b)		4.1860	05/15/48	297,299
345,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(b)		4.1670	11/15/48	41,488
2,962,447	Lehman Brothers Small Balance Commercial Mortgage Series 1A M1(c),(d)	TSFR1M + 0.614%	5.9350	03/25/37	2,740,985
20,680	LSTAR Commercial Mortgage Trust Series 2015-3 AS(b),(c)		3.2850	04/20/48	20,244
1,500,000	LSTAR Commercial Mortgage Trust Series 2015-3 D(b),(c)		3.2850	04/20/48	1,417,483
381,000	LSTAR Commercial Mortgage Trust Series 2016-4 C(b),(c)		4.6260	03/10/49	301,682
2,000,000	LSTAR Commercial Mortgage Trust Series 2016-4 D(b),(c)		4.6260	03/10/49	1,687,472
1,500,000	LSTAR Commercial Mortgage Trust Series 2017-5 D(b),(c)		4.6680	03/10/50	1,090,645
380,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C10 E(b),(c)		4.0280	07/15/46	75,102
6,364,193	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 AS(b)		4.0770	08/15/46	5,790,496
130,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C16 C(b)		4.7830	06/15/47	101,204
500,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 AS		3.8520	05/15/50	466,441
240,000	Morgan Stanley Capital I Trust Series 2014-150E A(c)		3.9120	09/09/32	203,076
420,000	Morgan Stanley Capital I Trust Series 2014-150E AS(c)		4.0120	09/09/32	344,665
347,000	Morgan Stanley Capital I Trust Series 2014-150E D(b),(c)		4.2950	09/09/32	179,400
600,000	Morgan Stanley Capital I Trust Series 2021-PLZA C(b),(c)		2.8100	11/09/43	403,486
200,000	Morgan Stanley Capital I Trust Series 2015-MS1 D(b),(c)		4.0230	05/15/48	129,940
72,000	Morgan Stanley Capital I Trust Series 2018-L1 B(b)		4.7090	10/15/51	62,200
500,000	MSSG Trust Series 2017-237P A(c)		3.3970	09/13/39	402,121
226,787	Multi Security Asset Trust, L.P. Commercial Series 2005-RR4A N(b),(c)		0.0000	11/28/35	229,435
686,342	Multifamily Trust Series 2016-1 A(c),(d)	TSFR1M + 2.114%	7.4350	04/25/46	616,378
470,000	Olympic Tower Mortgage Trust Series 2017-OT E(b),(c)		3.9450	05/10/39	282,368
309,702	RBS Commercial Funding Inc Trust Series 2013-SMV A(c)		3.2600	03/11/31	263,651
500,000	Ready Capital Mortgage Trust Series 2019-5 E(b),(c)		5.3050	02/25/52	417,163
1,342,500	SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE A1(b),(c)		3.8720	01/05/43	1,036,144
432,338	Sutherland Commercial Mortgage Trust Series 2021-SB10 C(b),(c)		2.6400	12/25/41	346,977
457,352	UBS-BAMLL Trust Series 2012-WRM A(c)		3.6630	06/10/30	422,039

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	NON AGENCY CMBS — 25.4% (Continued)
1,305,026	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(b),(c)		3.7630	03/10/46	$ 1,038,891
679,408	Velocity Commercial Capital Loan Trust Series 2017-2 M5(b),(c)		6.4200	11/25/47	557,711
1,026,286	Velocity Commercial Capital Loan Trust Series 2017-2 M6(b),(c)		7.7500	11/25/47	751,648
807,590	Velocity Commercial Capital Loan Trust Series 2018-1 M6(c)		7.2600	04/25/48	575,447
345,644	Velocity Commercial Capital Loan Trust Series 2018-2 M5(b),(c)		6.3600	10/26/48	270,108
578,559	Velocity Commercial Capital Loan Trust Series 2019-3 M3(b),(c)		3.3800	10/25/49	457,746
77,738	Velocity Commercial Capital Loan Trust Series 2020-1 M2(b),(c)		2.9800	02/25/50	62,149
2,097,378	Velocity Commercial Capital Loan Trust Series 2021-2 M1(b),(c)		1.8200	08/25/51	1,631,153
1,291,434	Velocity Commercial Capital Loan Trust Series 2022-2 M1(b),(c)		5.4100	04/25/52	1,186,267
1,300,699	Velocity Commercial Capital Loan Trust Series 2022-3 M1(b),(c)		6.1300	06/25/52	1,273,194
877,774	Velocity Commercial Capital Loan Trust Series 2022-4 M4(b),(c)		7.5350	08/25/52	758,998
487,266	Velocity Commercial Capital Loan Trust Series 2023-1 M1(b),(c)		7.1500	01/25/53	490,270
248,920	Velocity Commercial Capital Loan Trust Series 2024-1 M2(b),(c)		7.2300	01/25/54	248,432
781,839	Wachovia Bank Commercial Mortgage Trust Series 2004-C12 IO(a),(b),(c)		0.7420	07/15/41	1,784
69,428	Waterfall Commercial Mortgage Trust Series 2015-SBC5 A(b),(c)		4.1040	12/14/32	67,054
655,943	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B(b)		3.9560	07/15/46	612,815
220,000	Wells Fargo Commercial Mortgage Trust Series 2016-C36 C(b)		4.1200	11/15/59	161,959
45,699	WFRBS Commercial Mortgage Trust Series 2011-C4 C(b),(c)		4.9790	06/15/44	42,348
950,000	WFRBS Commercial Mortgage Trust Series 2013-C14 B(b)		3.8410	06/15/46	821,291
460,148	WFRBS Commercial Mortgage Trust Series 2014-C25 D(b),(c)		3.8030	11/15/47	407,301
110,000	WFRBS Commercial Mortgage Trust Series 2014-C24 B(b)		4.2040	11/15/47	99,748
40,000	WFRBS Commercial Mortgage Trust Series 2014-C22 B(b)		4.3710	09/15/57	34,282
					80,981,872
	OTHER ABS — 2.4%
187,321	321 Henderson Receivables I, LLC Series 2004-A A1(c),(d)	TSFR1M + 0.464%	5.7820	09/15/45	186,477
131,228	AASET Trust Series 2020-1A A(c)		3.3510	01/16/40	117,386
246,503	AFN A.B.SPROP001, LLC Series 2019-1A A2(c)		4.4600	05/20/49	183,272
12,145,849	Corevest American Finance Trust Series 2019-3 XA(a),(b),(c)		2.0170	10/15/52	193,329
1,000,000	CoreVest American Finance Trust Series 2021-2 D(c)		2.8310	07/15/54	780,567
54,787	FCI Funding, LLC Series 2021-1A A(c)		1.1300	04/15/33	50,954
740,736	Goldman Home Improvement Trust Issuer Series 2022-GRN1 D(c)		7.3000	06/25/52	723,242
1,897,769	Goodgreen Trust Series 2021-1A C(c)		5.7400	10/15/56	1,486,352
60,098	HERO Funding Trust Series 2015-2A A(c)		3.9900	09/20/40	54,394
145,246	Home Partners of America Trust Series 2020-2 F(c)		4.0550	01/17/41	112,198

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	OTHER ABS — 2.4% (Continued)
495,222	HTS Fund I, LLC Series 2021-1 A(c)		1.4110	08/25/36	$ 434,136
39,505	Longtrain Leasing III, LLC Series 2015-1A A1(c)		2.9800	01/15/45	36,455
350,002	Longtrain Leasing III, LLC Series 2015-1A A2(c)		4.0600	01/15/45	337,836
78,577	NP SPE II, LLC Series 2017-1A A1(c)		3.3720	10/21/47	69,033
9,482	Orange Lake Timeshare Trust Series 2019-A A(c)		3.0600	04/09/38	8,846
157,372	Orange Lake Timeshare Trust Series 2019-A D(c)		4.9300	04/09/38	146,567
2,600,000	VCP RRL A.B.S II Ltd. Series 1A A(c)		5.4800	01/20/33	2,427,945
400,000	VCP RRL A.B.S II Ltd. Series 1A B(c)		6.4800	01/20/33	330,873
					7,679,862
	RESIDENTIAL MORTGAGE — 3.0%
321,478	Amresco Residential Securities Corp Mort Loan Series 1999-1 A(d)	TSFR1M + 0.584%	6.3750	06/25/29	300,760
7,332,870	Belvedere SPV Srl Series 1 A(d)	EUR006M + 3.250%	7.1350	12/31/38	3,017,328
50,796	CFMT, LLC Series 2021-HB7 A(b),(c)		1.1510	10/27/31	47,338
100,000	CFMT, LLC Series 2021-HB7 M1(b),(c)		2.1250	10/27/31	90,523
6,756	Chase Funding Trust Series Series 2002-4 2A1(d)	TSFR1M + 0.854%	6.1750	10/25/32	6,594
47,321	Chase Funding Trust Series Series 2004-1 1A7(f)		4.9850	11/25/33	44,981
837,323	Credit-Based Asset Servicing and Securitization, Series 2002-CB3 B2(d)	TSFR1M + 3.489%	8.8100	06/25/32	828,095
92,241	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B1(d)	TSFR1M + 2.889%	3.6565	03/25/34	101,592
1,360,918	Credit-Based Asset Servicing and Securitization, Series 2004-RP1(c),(d)	TSFR1M + 3.864%	9.1850	05/25/50	1,235,467
1,111,820	CSMC Trust Series 2017-RPL1(b),(c)		2.9640	07/25/57	614,464
211,103	CWABS Asset-Backed Certificates Trust Series 2007-13 2A1(d)	TSFR1M + 1.014%	6.3350	10/25/47	185,278
11,961	CWABS Inc Asset-Backed Certificates Trust Series 2004-6 2A3(d)	TSFR1M + 1.314%	4.9576	11/25/34	10,843
32,310	Equity One Mortgage Pass-Through Trust Series 2002-3 M1(b)		6.0390	11/25/32	31,936
18,228	Fannie Mae Grantor Trust Series 2002-T10 A1(d)	TSFR1M + 0.354%	5.6750	06/25/32	17,800
400,000	Finance of America HECM Buyout Series 2022-HB2 M3(b),(c)		6.0000	08/01/32	369,922
362,293	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(d),(h)	TSFR1M + 1.914%	7.2350	04/25/32	352,852
84,675	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2 M1(d)	TSFR1M + 0.774%	6.0950	12/25/35	67,490
15,444	GSAMP Trust Series 2002-WF A2B(d)	TSFR1M + 1.214%	6.5340	10/20/32	15,400
522,894	Legacy Mortgage Asset Trust Series 2019-SL2 A(b),(c)		3.3750	02/25/59	498,777
53,147	Long Beach Mortgage Loan Trust Series 2003-2 M2(d)	TSFR1M + 2.964%	8.2850	06/25/33	57,617
65,992	Mastr Specialized Loan Trust Series 2005-3 M1(c),(d)	TSFR1M + 1.239%	6.5600	11/25/35	62,368
585,000	Mill City Mortgage Trust Series 2015-2 B1(b),(c)		3.5990	09/25/57	536,647
389,522	RAAC Series Trust Series 2005-SP2 2A(d)	TSFR1M + 0.714%	6.0350	06/25/44	307,418
496,885	RAAC Series Trust Series 2007-RP3 A(c),(d)	TSFR1M + 0.494%	6.1950	10/25/46	475,940

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 76.0% (Continued)
	RESIDENTIAL MORTGAGE — 3.0% (Continued)
527,273	Structured Asset Investment Loan Trust Series 2003-BC9 M3(d)	TSFR1M + 3.264%	8.5850	08/25/33	$ 475,804
					9,753,234
	STUDENT LOANS — 0.9%
34,711	AccessLex Institute Series 2004-2 B(d)	SOFR90A + 0.962%	6.3220	01/25/43	31,434
2,314,677	EdLinc Student Loan Funding Trust Series 2012-1 B(c),(d)	SOFR30A + 4.354%	9.6760	11/26/40	2,672,603
188,473	ELFI Graduate Loan Program, LLC Series 2020-A A(c)		1.7300	08/25/45	160,876
51,997	L2L Education Loan Trust Series 2006-1A A3(c),(d)	TSFR1M + 0.454%	5.7720	06/15/31	50,219
25,631	National Collegiate Trust (The) Series 2005-GATE B(c),(d)	TSFR1M + 0.450%	5.8890	07/27/26	23,712
15,649	SLM Student Loan Trust Series 2005-5 B(d)	SOFR90A + 0.512%	5.8720	10/25/40	13,001
72,682	SLM Student Loan Trust Series 2005-8 B(d)	SOFR90A + 0.572%	5.9330	01/25/55	68,295
10,080	Student Loan A.B.S Repackaging Trust Series Series 2007-1 3A1(c),(d)	TSFR3M + 0.477%	5.8560	11/27/30	10,065
					3,030,205
	WHOLE BUSINESS — 0.9%
2,238,298	Business Loan Express Business Loan Trust Series 2007-AA A(c),(d)	TSFR1M + 0.514%	5.8340	10/20/40	2,035,845
53,544	Business Loan Express Business Loan Trust Series 2007-AA C(c),(d)	TSFR1M + 2.264%	7.5840	10/20/40	43,926
107,252	Business Loan Express Business Loan Trust Series 2007-AX C(d)	TSFR1M + 2.264%	7.5840	10/20/40	87,987
2,382,382	KGS-Alpha SBA COOF Trust Series 2015-1 A(a),(b),(c)		1.7480	10/25/35	83,255
3,895,243	KGS-Alpha SBA COOF Trust Series 2014-5 A(a),(b),(c)		1.7860	10/25/40	164,228
398,445	ReadyCap Lending Small Business Loan Trust Series 2019-2 A(c),(d)	PRIME - 0.500%	8.0000	12/27/44	397,537
					2,812,778
	TOTAL ASSET BACKED SECURITIES (Cost $251,457,010)				242,149,941

	CORPORATE BONDS — 13.3%
	ASSET MANAGEMENT — 0.3%
70,000	Morgan Stanley & Company, LLC(d)	5*(USISOA30-USISOA02)	0.0000	01/21/26	61,075
274,000	Nomura America Finance, LLC(d)	4*(USISOA30-USISOA02)	0.0000	12/31/33	174,333
65,000	Nomura America Finance, LLC(d)	4*(USISOA30-USISOA02)	0.0000	02/28/34	42,392
890,000	Nomura America Finance, LLC(d)	4*( USISOA30 - USISOA02 - 1.00%)	0.0000	07/29/34	567,375
					845,175

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.3% (Continued)
	BANKING — 3.5%
190,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02-2.738%)	0.0000	06/27/33	$ 117,800
120,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02-0.738%))	0.0000	01/30/34	76,500
100,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02-1.738%)	0.0000	08/28/34	62,250
75,000	Barclays Bank PLC(b)		0.0000	01/23/26	74,584
525,000	Barclays Bank PLC(d)	4.250*(USISOA30-USISOA02)	0.0000	09/13/28	414,750
50,000	Barclays Bank PLC(d)	4*(USISOA30-USISOA02)	0.0000	10/18/28	39,000
75,000	Barclays Bank PLC(d)	4*(USISOA10-USISOA02)-1.00%	0.0000	08/15/33	47,250
58,000	Barclays Bank PLC(d)	4*(USISOA30-USISOA02-2.00%)	0.0000	04/25/34	36,105
70,000	Barclays Bank PLC(d)	8*(USISOA30 - USISOA05 - 2.00%)	0.0000	07/31/34	44,275
177,000	BNP Paribas S.A.(d)	4*(CMS30-CMS5)	0.0000	04/30/33	110,846
430,000	Citigroup, Inc.(d)	4*(USISOA30 - USISOA05 - 1.00%)	0.0000	06/11/33	274,663
1,037,000	Citigroup, Inc.(d)	4.5*(USISOA30-USISOA05)	0.0000	11/26/33	670,161
507,000	Citigroup, Inc.(d)	4*(USISOA30-USISOA02) - 1.00%	0.0000	12/29/34	323,846
55,000	Citigroup, Inc.(d)	20*(USISOA30-USISOA02 -17.50%)	0.0000	08/31/35	34,375
220,000	Credit Suisse A.G.(d)	10*(USISOA30-USISOA02)	0.0000	01/29/31	138,600
1,024,000	Credit Suisse A.G.(d)	15*(USISOA30-USISOA02)	0.0000	10/31/31	657,920
120,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA05-2.20%)	0.0000	01/31/33	72,900
245,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02-1.60%)	0.0000	06/30/34	151,900
1,257,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02-2.00%)	0.0000	08/28/34	760,485
4,009,000	Deutsche Bank A.G.(d)	4.5*(USISOA30 - USISOA02 - 0.25%)	0.0000	10/31/34	2,525,669

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.3% (Continued)
	BANKING — 3.5% (Continued)
961,000	Deutsche Bank A.G.(d)	4*(USISOA30 - USISOA02 - 1.00%)	0.0000	11/26/34	$ 595,820
738,000	Deutsche Bank A.G.(d)	10*(USISOA30-USISOA02) - 8.750%	0.0000	03/27/35	451,103
75,000	Deutsche Bank A.G.(d)	15*(USISOA30 - USISOA02 - 13.125%)	0.0000	12/23/35	44,063
100,000	HSBC USA, Inc.(d)	6.250*(USISOA30-USISOA05)	0.0000	05/21/29	78,000
200,000	Lloyds Bank plc(d)	(USISOA30-USISOA05+0.500%) - 0.500%	0.0000	01/31/33	125,500
136,000	Lloyds Bank plc(d)	4*(USISOA30-USISOA02 -1.00%)	0.0000	10/25/33	86,360
655,000	Lloyds Bank plc(d)	4*(USISOA30-USISOA02- 1.400%)	0.0000	11/27/33	417,515
282,000	Natixis US Medium-Term Note Program, LLC(d)	4*(USISOA30-USISOA02)	0.0000	04/30/34	180,128
1,414,000	Natixis US Medium-Term Note Program, LLC(d)	7.5*(USISOA30-USISOA05-1.875%)	0.0000	07/31/34	887,285
618,000	Natixis US Medium-Term Note Program, LLC(d)	8*(USISOA30-USISOA02)	0.0000	03/31/36	373,890
125,000	NatWest Markets plc(d)	4*(USISOA30-USISOA02 -0.25%)	0.0000	08/18/31	82,031
100,000	NatWest Markets plc(d)	4*(USISOA30 - USISOA02 - 0.50%)	0.0000	08/26/31	63,250
202,000	SG Structured Products, Inc.(b)		0.0000	03/31/26	170,690
185,000	SG Structured Products, Inc.(d)	4*(USISOA30 - USISOA02 - 2.00%)	0.0000	07/29/31	133,200
744,000	Societe Generale S.A.(d)	10*(USISOA30-USISOA02)	0.0000	10/29/32	515,220
203,000	Societe Generale S.A.(d)	50*(USISOA30-USISOA02)	0.0000	01/31/35	150,220
135,000	STRATS, LLC(d)	TSFR6M + 1.000%	6.6240	02/15/34	105,829
					11,093,983
	INSTITUTIONAL FINANCIAL SERVICES — 5.2%
41,000	Citigroup Global Markets Holdings, Inc.(d)	8*(USISOA30-USISOA02)	0.0000	04/25/32	30,874
35,000	Citigroup Global Markets Holdings, Inc.(b)		0.0000	11/22/32	24,500
200,000	Citigroup Global Markets Holdings, Inc.		0.0000	03/29/34	140,500

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.2% (Continued)
60,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISOA30-USISOA02)	0.0000	03/29/34	$ 45,600
170,000	Credit Suisse A.G.(d)	8*(USISOA30-USISOA02)	0.0000	07/31/30	96,900
627,000	Credit Suisse A.G.(d)	10*(USISOA30-USISOA02)	0.0000	09/30/30	395,010
300,000	Credit Suisse A.G.(d)	7.5*(USISOA30-USISOA02)	0.0000	09/30/30	189,375
95,000	Credit Suisse A.G.(b)	8*(USISOA30-USISOA02)	0.0000	10/30/30	60,325
791,000	Credit Suisse A.G.(d)	12*(USISOA30-USISOA02)	0.0000	04/29/31	506,240
365,000	Goldman Sachs Group, Inc. (The)(d)	5*(USISOA30-USISOA05)	0.0000	03/19/29	288,350
500,000	GS Finance Corporation(d)	7*(USISOA30-USISOA05)-1.75%	0.0000	03/24/31	295,000
97,000	Jefferies Financial Group, Inc.(d)	(7.5*(USISOA30-USISOA02))	0.0000	05/31/34	62,201
30,000	Jefferies Financial Group, Inc.(d)	(10*(USISOA10-USISOA02))	0.0000	06/30/37	19,425
1,168,000	Jefferies Financial Group, Inc.(d)	(9*(USISOA30-USISOA02))	0.0000	07/31/37	763,579
1,071,000	Jefferies Financial Group, Inc.(d)	(9*(USISOA10-USISOA02))	0.0000	08/31/37	692,133
150,000	Jefferies Financial Group, Inc.(d)	(10*(USISOA10-USISOA02))	0.0000	08/31/37	97,125
248,000	Jefferies Financial Group, Inc.(d)	(8*(USISOA10-USISOA02))	0.0000	09/30/37	158,100
240,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	0.0000	10/31/37	156,000
110,000	Jefferies Financial Group, Inc.(d)	(8*(USISOA30-USISOA02))	0.0000	01/31/38	70,538
762,000	Jefferies Financial Group, Inc.(d)	USISOA30 + 0.750%	4.7220	02/28/38	506,597
673,000	Jefferies Financial Group, Inc.(d)	TSFR3M + 1.762%	7.0000	08/31/39	527,888
280,000	Jefferies Financial Group, Inc.(d)	TSFR3M + 4.262%	5.0000	03/20/40	238,007
115,000	Morgan Stanley(b)		0.0000	03/21/27	97,750
56,000	Morgan Stanley(d)	(4*(USISOA30-USISOA05))	0.0000	06/28/28	43,540
1,015,000	Morgan Stanley(d)	(8*(USISOA30-USISOA05))	0.0000	09/27/28	789,162
753,000	Morgan Stanley(d)	(5*(USISOA30-USISOA02))	0.0000	10/15/28	585,458
100,000	Morgan Stanley(b)		0.0000	06/29/29	85,000
3,588,000	Morgan Stanley(d)	(10*(USISOA30-USISOA02))	0.0000	04/30/30	2,520,569

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.2% (Continued)
1,593,000	Morgan Stanley(d)	(10*(USISOA30-USISOA02))	0.0000	05/29/30	$ 1,123,064
403,000	Morgan Stanley(d)	(10*(USISOA30-USISOA02))	0.0000	06/30/30	283,108
221,000	Morgan Stanley(d)	(8*(USISOA30-USISOA02))	0.0000	07/31/30	152,490
290,000	Morgan Stanley(d)	(8.5*(USISOA30-USISOA02))	0.0000	08/19/30	201,188
216,000	Morgan Stanley(d)	(8*(USISOA30-USISOA02))	0.0000	08/31/30	149,850
428,000	Morgan Stanley(d)	(10*(USISOA30-USISOA02))	0.0000	09/30/30	300,670
151,000	Morgan Stanley(d)	(7*(USISOA30-USISOA02))	0.0000	10/30/30	104,190
171,000	Morgan Stanley Series 10(d)	(5*(USISOA30-USISOA02))	0.0000	10/30/30	107,108
50,000	Morgan Stanley(d)	(5*(USISOA30-USISOA02))	0.0000	11/30/30	33,375
20,000	Morgan Stanley(b)		0.0000	03/31/31	14,600
167,000	Morgan Stanley(d)		0.0000	03/31/31	129,425
89,000	Morgan Stanley(b)		0.0000	05/31/31	68,975
125,000	Morgan Stanley(d)		0.0000	06/30/31	98,125
114,000	Morgan Stanley(b)		0.0000	07/29/31	88,350
228,200	Morgan Stanley(d)	(7*(USISOA30-USISOA02))	0.0000	09/16/31	153,465
117,000	Morgan Stanley(d)	(8*(USISOA30-USISOA02))	0.0000	01/30/34	71,516
345,000	Morgan Stanley(b)	(4*(USISOA30-USISOA02))	0.0000	02/28/34	207,431
209,000	Morgan Stanley(d)	(4*(USISOA30-USISOA02))	0.0000	03/31/34	125,661
287,000	Morgan Stanley(d)	(4*(USISOA30-USISOA02))	0.0000	05/30/34	172,559
628,000	Morgan Stanley(d)	(4*(USISOA30-USISOA02))	0.0000	07/31/34	377,585
121,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	08/29/34	73,810
120,000	Morgan Stanley(d)	(5*(USISOA30-USISOA02))	0.0000	09/30/34	73,200
238,000	Morgan Stanley(d)	(5*(USISOA30-USISOA02))	0.0000	10/08/34	145,180
233,000	Morgan Stanley(d)	(7*(USISOA30-USISOA02))	0.0000	10/31/34	143,295

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.2% (Continued)
30,000	Morgan Stanley(d)	(5*(USISOA30-USISOA02))	0.0000	11/28/34	$ 18,300
230,000	Morgan Stanley(d)	(4.5*(USISOA30-USISOA02))	0.0000	12/31/34	138,863
467,000	Morgan Stanley(d)	(8*(USISOA30-USISOA02))	0.0000	01/30/35	289,540
473,000	Morgan Stanley(d)	(4*(USISOA30-USISOA02))	0.0000	02/27/35	284,391
438,000	Morgan Stanley(d)	(6*(USISOA30-USISOA02))	0.0000	03/31/35	269,370
652,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	04/30/35	458,030
73,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	05/29/35	51,100
185,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	06/30/35	129,963
384,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	07/31/35	268,800
134,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	09/30/35	93,800
109,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	11/30/35	76,300
134,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	12/23/35	94,135
816,000	Morgan Stanley(d)	(10*(USISOA30-USISOA02))	0.0000	02/29/36	516,120
					16,572,678
	LEISURE FACILITIES & SERVICES — 0.1%
434,437	Times Square Hotel Trust(c)		8.5280	08/01/26	433,458

	OIL & GAS PRODUCERS — 0.3%
250,000	Petroleos Mexicanos(c)		10.0000	02/07/33	242,988
870,000	Petroleos Mexicanos		6.7500	09/21/47	552,764
					795,752
	REAL ESTATE INVESTMENT TRUSTS — 0.0%(e)
110,000	American Tower Trust #1 Series 2018-1 A(c)		3.6520	03/23/28	103,296

	SPECIALTY FINANCE — 3.9%
183,035	Fort Knox Military Housing Privatization Project(d)	TSFR1M + 0.454%	5.7720	02/15/52	142,733
2,548,787	MM Community Funding III Ltd. / MM Community(c),(d)	TSFR6M + 2.478%	7.9130	05/01/32	2,370,372

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.3% (Continued)
	SPECIALTY FINANCE — 3.9% (Continued)
737,000	Morgan Stanley Finance, LLC(d)	15(USISOA30-USISOA02)	0.0000	04/30/33	$ 519,585
541,000	Morgan Stanley Finance, LLC(d)	(10*(USISOA30-USISOA02))	0.0000	06/30/36	340,830
215,000	Morgan Stanley Finance, LLC(d)	(15*(USISOA30-USISOA02))	0.0000	07/29/36	136,794
3,474,000	Morgan Stanley Finance, LLC(d)	(20*(USISOA30-USISOA02))	0.0000	08/31/36	2,223,360
968,000	Morgan Stanley Finance, LLC(d)	(20*(USISOA30-USISOA02))	0.0000	09/30/36	619,520
4,238,000	Morgan Stanley Finance, LLC(d)	(20*(USISOA30-USISOA02))	0.0000	11/29/36	2,712,319
1,497,000	Morgan Stanley Finance, LLC(d)	(20*(USISOA30-USISOA02))	0.0000	01/31/37	958,080
100,000	Morgan Stanley Finance, LLC(b)	(15*(USISOA30-USISOA02))	0.0000	03/31/37	63,250
361,000	Morgan Stanley Finance, LLC(d)	(20*(USISOA30-USISOA02))	0.0000	04/28/37	231,040
267,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	07/31/37	170,880
2,014,000	Morgan Stanley Finance, LLC(d)	(10*(USISOA30-USISOA02))	0.0000	09/29/37	1,261,268
158,000	Morgan Stanley Finance, LLC(d)	(20*(USISOA30-USISOA02))	0.0000	09/29/37	101,120
25,433	Preferred Term Securities X Ltd. / Preferred Term(c),(d)	TSFR3M + 1.122%	6.4820	07/03/33	24,335
634,876	Select Notes Trust LT		5.9100	02/22/33	539,446
					12,414,932
	TOTAL CORPORATE BONDS (Cost $57,191,223)				42,259,274

	NON U.S. GOVERNMENT & AGENCIES — 0.4%
	SOVEREIGN — 0.2%
200,000	Argentina Bonar Bonds(f)		0.7500	07/09/30	86,760
24,086	Argentine Republic Government International Bond		1.0000	07/09/29	11,198
1,185,000	Argentine Republic Government International Bond(f)		3.6250	07/09/35	441,572
					539,530
	SUPRANATIONAL — 0.2%
964,000	International Bank for Reconstruction & Development(b)		0.0000	06/30/34	621,780

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 0.4% (Continued)
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,472,114)			$ 1,161,310

	U.S. GOVERNMENT & AGENCIES — 5.8%
	AGENCY FIXED RATE — 1.2%
3,950,371	Fannie Mae Pool BY8354	6.0000	08/01/53	3,971,802

	AGENCY MBS OTHER — 0.0%(e)
34,950	Fannie Mae Pool 257064	4.5000	11/01/37	34,151
14,218	Ginnie Mae II Pool BU6365(b)	4.5570	04/20/70	14,009
				48,160
	U.S. TREASURY NOTES — 4.6%
1,000,000	United States Treasury Note	4.0000	06/30/28	987,598
1,000,000	United States Treasury Note	3.7500	06/30/30	970,273
9,000,000	United States Treasury Note	3.5000	02/15/33	8,485,840
4,004,000	United States Treasury Note	4.5000	11/15/33	4,077,511
				14,521,222
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $18,853,643)			18,541,184

	TOTAL INVESTMENTS - 95.5% (Cost $328,973,990)			$ 304,111,709
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.5%			14,285,737
	NET ASSETS - 100.0%			$ 318,397,446

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation
245	Ultra 10-Year US Treasury Note Futures	06/18/2024	$ 27,972,109	$ 84,218
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation
40	Cboe iBoxx iShares $ High Yield Corporate Bond	06/03/2024	$ 6,198,000	$ 4,590
	TOTAL FUTURES CONTRACTS

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

CREDIT DEFAULT SWAP AGREEMENTS
Description	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ Depreciation

CDX.NA.HY Series 40	Annual	GS	5.00%	6/20/2028	$29,700,000	$(2,223,613)	$(866,503)	$(1,357,110)
CDX.NA.HY Series 41	Annual	GS	5.00%	12/20/2028	22,770,000	(1,665,210)	(1,123,205)	(542,005)
Morgan Stanley 7.25% 04/01/2032	Annual	GS	1.00%	6/20/2025	20,000,000	(212,326)	(102,548)	(109,778)
TOTAL						$(4,101,149)	$(2,092,256)	$(2,008,893)

GS	- Goldman Sachs
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme

12MTA CMS2 CMS5 CMS30	Federal Reserve US 12 Month Cumulative Avg 1 Year Constant Maturity Treasury 2 Year Constant Maturity Swap Rate 5 Year Constant Maturity Swap Rate 30 Year Constant Maturity Swap Rate
ECOFC	Enterprise 11th District Cost of Funds Index
EUR003M	Euribor 3 Month
EUR006M	Euribor 6 Month
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
PRIME	Prime Rate by U.S.
SOFR30A	United States 30 Day Average Secured Overnight Financing Rate
SOFR90A	United States 90 Day Average Secured Overnight Financing Rate
TSFR1M	Secured Overnight Financing Rate 1 Month
TSFR3M	Secured Overnight Financing Rate 3 Month
TSFR6M	Secured Overnight Financing Rate 6 Month
USISOA02 USISOA05 USISOA10 USISOA30	USD SOFR Spread-Adj. ICE Swap Rate 2Y USD SOFR Spread-Adj. ICE Swap Rate 5Y USD SOFR Spread-Adj. ICE Swap Rate 10Y USD SOFR Spread-Adj. ICE Swap Rate 30Y

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 29, 2024

(a)	Interest only securities.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 29, 2024 the total market value of 144A securities is $161,578,916 or 50.7% of net assets.
(d)	Variable rate security; the rate shown represents the rate on February 29, 2024.
(e)	Percentage rounds to less than 0.1%.
(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at February 29, 2024.
(g) (h)	Zero coupon bond. Non-income producing security.
(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.